Business acquisition - Schedule of allocation of the purchase price as of the date of dada acquisition (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Goodwill	¥ 23,123	$ 3,353		¥ 12,433	¥ 10,904
Dada Acquisition [Member]
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Net assets acquired			¥ 7,549
Premium not reflected in goodwill			3,623
Goodwill			4,542
Deferred tax liabilities			(522)
Non-controlling interests			(6,522)
Total			10,760
Dada Acquisition [Member] | Trademarks and domain names
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets			805
Dada Acquisition [Member] | Technology
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets			525
Dada Acquisition [Member] | Relationship with riders
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets			640
Dada Acquisition [Member] | Consumer base
Details of allocation of the purchase price as of the date of acquisition as follows [Line Items]
Newly identified and appreciation of intangible assets			¥ 120